Note 11 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit)	$ 0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 12,100	$ 6,800
As Per CARES Act Permits, Operating Loss Carryforwards and Carrybaks to Offset, Percentage of Taxable Income	80.00%
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 3,700
Domestic Tax Authority [Member] | Orphan Drug Tax Credit Carry Forward [Member]
Tax Credit Carryforward, Amount	900
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	64,600
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	2,500
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards	137,300
Operating Loss Carryforwards Not Subject to Expiration	109,000
Operating Loss Carryforwards Subject to Expiration	$ 28,300